Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Accounts Payable and Accrued Liabilities, Current [Abstract]
Accounts payable	$ 2,315,334	$ 1,206,940
Student refundable deposits	166,621	1,403,121
Accrued commission expenses	581,911	420,118
Other payables	207,971	203,292
Total	$ 3,271,837	$ 3,233,471